PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                  PUTNAM FLORIDA TAX EXEMPT INCOME FUND
               PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                 PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                 PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                 PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                    PUTNAM OHIO TAX EXEMPT INCOME FUND
                PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

             Prospectus Supplement dated December 13, 1995 to
                     Prospectus dated October 1, 1995


1. The information in the table under the heading "Annual fund operating expenses" on page 5 of the prospectus is supplemented as follows:

   The Michigan fund incurred 12b-1 fees of 0.20% of average net asset with respect to its class A shares in the most recent fiscal year.

2. The fourth sentence in the paragraph following the table on page 5 of the prospectus is replaced with the following:

         For the Florida fund, actual management fees for class
         A and class B shares were 0.55%, actual "Other
         expenses" were 0.10% and 0.09%,    respectively, and
         actual total operating expenses were 0.83% and 1.42%, respectively.

3. The table on page 10 of the prospectus is replaced with the following:

   FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                FOR THE PERIOD FOR THE
                   MAY 1, 1995  ELEVEN          JANUARY 4, 1993
                 (COMMENCEMENT  MONTHS    YEAR    (COMMENCEMENT
             OF OPERATIONS) TO   ENDED   ENDEDOF OPERATIONS) TO
                        MAY 31  MAY 31 JUNE 30          JUNE 30
                       1995(+)   1995*    1994             1993
                       Class M         Class B
NET ASSET VALUE,
BEGINNING OF PERIOD      $8.87   $8.76   $9.53            $9.17

INVESTMENT OPERATIONS
Net investment income      .04     .40     .44              .21
Net realized and
unrealized gain (loss)
on investments             .25     .36   (.66)              .36
TOTAL FROM INVESTMENT
OPERATIONS                 .29     .76   (.22)              .57
LESS DISTRIBUTIONS:
From net investment
income                   (.04)   (.39)   (.44)            (.21)
In excess of net
investment income           --   (.01)      --               --
From net realized gain
on investments              --      --   (.09)               --
In excess of net realized
gain on investments         --      --   (.02)               --
TOTAL DISTRIBUTIONS      (.04)   (.40)   (.55)            (.21)
NET ASSET VALUE,
END OF PERIOD            $9.12   $9.12   $8.76            $9.53
TOTAL INVESTMENT RETURN
AT NET ASSET
VALUE (%)(b)           3.28(c) 9.06(c)  (2.55)         12.84(c)
NET ASSETS, END OF
PERIOD (in thousands)       $1 $44,581 $36,930          $17,881
Ratio of expenses to
average net assets (%)  .10(c) 1.42(c)    1.51           .78(c)
Ratio of net investment
income to average
net assets (%)          .45(c) 4.62(c)    4.74          2.21(c)
Portfolio turnover (%)   61.46   61.46   64.83           106.69

                       For the
                        eleven
                        months
                         ended
                         May 31  Year ended June 30    August 24, 1990
                                                       (commencement
                                                       of operations) to
                                                        June 30
                         1995*    1994    1993     1992    1991
                                       Class A

                         $8.77   $9.53   $9.08    $8.65   $8.50

                           .46     .50  .56(a)   .60(a)  .52(a)
                           .35   (.65)     .53      .45     .15
                           .81   (.15)    1.09     1.05     .67
                         (.45)   (.50)   (.56)    (.60)   (.52)
                         (.01)      --      --       --      --
                            --   (.09)   (.08)    (.02)      --
                            --   (.02)      --       --      --
                         (.46)   (.61)   (.64)    (.62)   (.52)
                         $9.12   $8.77   $9.53    $9.08   $8.65
                       9.58(c)  (1.79)   12.44    12.57 9.46(c)
                      $271,309$276,245$278,039 $195,963$109,739
                        .83(c)     .91  .77(a)   .60(a)    .41(a)(c)
                       5.24(c)    5.38 5.94(a)  6.73(a)   5.94(a)(c)
                         61.46   64.83  106.69    72.7346.72(c)

*    The fiscal year end has changed from June 30 to May 31.
+    Per  share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(a) Reflects an absorption of expenses incurred by the fund and an expense limitation applicable during the period. As a result of this absorbtion and the limitations, expenses of the fund for the years ended June 30, 1992 and the period ended June 30, 1991, reflect a reduction of $0.02 and $0.04 per share, respectively. For the year ended June 30, 1993, expenses reflect a reduction of less than $0.01 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)  Not annualized.

4. The third paragraph under the heading "How the funds pursue their objectives" on page 17 of the prospectus is replaced with the following:

    Under current law, to the extent distributions by a fund are derived from interest on tax-exempt securities (as defined with respect to such fund), such distributions will generally be exempt from federal income tax and personal or gross income tax in the relevant state (other than any applicable federal or state alternative minimum tax or any state minimum corporate income tax). Certain states may impose additional requirements on the composition of a fund's portfolio in order for distributions from that fund to be exempt from the foregoing state taxes. Florida does not impose an individual income tax but imposes certain additional requirements on the composition of the Florida fund for shares of that fund to be exempt from the Florida intangibles tax. See "How a fund makes distributions to its shareholders; tax information."

5.  The second sentence in the first paragraph under the heading
"Alternative minimum tax" on page 19 of the prospectus is replaced with the following:

    An investment in a fund may subject corporate shareholders to the federal alternative minimum tax, because a portion of tax-exempt income is generally included in the alternative minimum taxable income of corporations.

6. The first paragraph under the heading "Tax-exempt securities" on page 19 of the prospectus is replaced with the following:

    The term "tax-exempt securities," when used with respect to a particular fund, includes obligations of a state and its political subdivisions and their agencies, instrumentalities or other governmental units, the interest on which, in the opinion of bond counsel, is exempt from federal income tax and (except for Florida, which has no personal income tax) personal or gross income tax of the relevant state.

7. Effective December 1, 1995, any applicable contingent deferred sales charge ("CDSC") will be waived on redemptions of shares following the death or post-purchase disability of a settlor of a living trust account. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC.

8. The first paragraph under the heading "Minnesota" on page 45 of the prospectus is replaced with the following:

    Minnesota. In 1995 Minnesota enacted a statement of intent that interest on obligations of Minnesota and its political subdivisions and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if it is judicially determined that Minnesota's exemption of such interest and taxation of interest on obligations of other statesand their political subdivisions and Indian tribes unlawfully discriminates against interstate commerce. This provision applies to taxable years that begin during or after the calendar year in which any such determination becomes final. Putnam Management is not aware of any decision in which a federal court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes and taxation of interest on the bonds of other states or their political subdivisions or Indian tribes unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. However, there can be no assurance that interest on the Minnesota bonds held by the Minnesota fund would not become taxable under this Minnesota statutory provision.